Quarterly Report
May 31, 2019
MFS®  Core Equity Fund

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace – 3.6%
Boeing Co.	56,836	$19,415,746
CACI International, Inc., “A” (a)	32,892	6,694,180
Curtiss-Wright Corp.	36,612	4,081,872
FLIR Systems, Inc.	37,648	1,819,528
Honeywell International, Inc.	139,316	22,891,012
Northrop Grumman Corp.	61,006	18,500,069
United Technologies Corp.	116,823	14,754,745
		$88,157,152
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	53,701	$9,475,541
Apparel Manufacturers – 0.7%
Levi Strauss & Co., “A” (a)	196,536	$3,816,729
NIKE, Inc., “B”	97,288	7,504,797
Skechers USA, Inc., “A” (a)	187,341	5,232,434
		$16,553,960
Automotive – 0.6%
Copart, Inc. (a)	96,709	$6,912,759
Lear Corp.	47,726	5,680,826
Stoneridge, Inc. (a)	123,737	3,220,874
		$15,814,459
Biotechnology – 0.7%
Biogen, Inc. (a)	53,478	$11,727,191
Illumina, Inc. (a)	18,210	5,588,831
		$17,316,022
Broadcasting – 0.6%
Netflix, Inc. (a)	40,889	$14,036,376
Brokerage & Asset Managers – 2.4%
Blackstone Group LP	404,906	$15,325,692
CME Group, Inc.	108,840	20,910,341
HealthEquity, Inc. (a)	40,159	2,624,792
TD Ameritrade Holding Corp.	390,200	19,412,450
		$58,273,275
Business Services – 4.7%
Amdocs Ltd.	103,145	$6,128,876
CarGurus, Inc. (a)	254,847	8,705,574
Cognizant Technology Solutions Corp., “A”	194,656	12,055,046
DXC Technology Co.	147,044	6,990,472
Endava PLC, ADR (a)	116,497	4,361,648
Equinix, Inc., REIT	17,555	8,528,043
Fidelity National Information Services, Inc.	102,296	12,306,209
First Data Corp. (a)	251,851	6,402,052
FleetCor Technologies, Inc. (a)	60,904	15,726,022
Global Payments, Inc.	76,568	11,794,535
Total System Services, Inc.	80,216	9,909,082
Verisk Analytics, Inc., “A”	87,442	12,241,880
		$115,149,439

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 1.0%
Altice USA, Inc.	626,093	$14,706,925
Comcast Corp., “A”	264,363	10,838,883
		$25,545,808
Chemicals – 1.1%
DowDuPont, Inc. (a)	586,617	$17,903,551
FMC Corp.	86,793	6,374,946
Ingevity Corp. (a)	44,294	3,884,583
		$28,163,080
Computer Software – 6.3%
Adobe Systems, Inc. (a)	112,701	$30,530,701
Cadence Design Systems, Inc. (a)	151,585	9,636,258
DocuSign, Inc. (a)	145,787	8,172,819
Microsoft Corp.	544,982	67,403,374
Salesforce.com, Inc. (a)	260,168	39,392,037
		$155,135,189
Computer Software - Systems – 4.9%
Apple, Inc. (s)	535,311	$93,716,897
Pluralsight, Inc., “A” (a)	237,262	7,559,167
Rapid7, Inc. (a)	140,274	7,329,317
ServiceNow, Inc. (a)	37,228	9,751,130
Square, Inc., “A” (a)	18,955	1,174,262
		$119,530,773
Construction – 1.5%
Masco Corp.	379,208	$13,241,943
Toll Brothers, Inc.	332,586	11,564,015
Vulcan Materials Co.	92,235	11,521,074
		$36,327,032
Consumer Products – 1.4%
Colgate-Palmolive Co.	180,259	$12,549,631
Kimberly-Clark Corp.	84,185	10,766,420
Procter & Gamble Co.	119,999	12,349,097
		$35,665,148
Consumer Services – 1.0%
Booking Holdings, Inc. (a)	6,774	$11,219,234
Bright Horizons Family Solutions, Inc. (a)	54,889	7,523,086
Grand Canyon Education, Inc. (a)	57,465	6,887,755
		$25,630,075
Containers – 0.3%
Berry Global Group, Inc. (a)	72,448	$3,406,505
Sealed Air Corp.	100,245	4,200,265
		$7,606,770
Electrical Equipment – 2.2%
AMETEK, Inc.	235,452	$19,281,164
Fortive Corp.	109,064	8,305,224
HD Supply Holdings, Inc. (a)	200,033	8,299,369
Sensata Technologies Holding PLC (a)	193,158	8,245,915
TE Connectivity Ltd.	87,698	7,386,802
WESCO International, Inc. (a)	62,849	2,943,219
		$54,461,693

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 2.8%
Analog Devices, Inc.	208,734	$20,167,879
Applied Materials, Inc.	61,137	2,365,390
Marvell Technology Group Ltd.	456,996	10,191,011
Mellanox Technologies Ltd. (a)	30,675	3,367,501
Monolithic Power Systems, Inc.	21,966	2,557,941
nLIGHT, Inc. (a)	102,778	1,920,921
Silicon Laboratories, Inc. (a)	33,626	3,146,385
Texas Instruments, Inc.	243,651	25,415,236
		$69,132,264
Energy - Independent – 1.7%
Diamondback Energy, Inc.	83,670	$8,204,680
EOG Resources, Inc.	159,339	13,046,678
Hess Corp.	70,136	3,917,797
Marathon Petroleum Corp.	226,176	10,401,834
Pioneer Natural Resources Co.	46,452	6,594,326
		$42,165,315
Energy - Integrated – 1.7%
Chevron Corp.	375,935	$42,800,200
Engineering - Construction – 0.2%
KBR, Inc.	225,861	$5,018,631
Entertainment – 0.1%
World Wrestling Entertainment, Inc., “A”	43,794	$3,185,576
Food & Beverages – 3.0%
Archer Daniels Midland Co.	110,632	$4,239,418
Coca-Cola Co.	228,545	11,228,416
Hostess Brands, Inc. (a)	427,300	5,721,547
J.M. Smucker Co.	43,261	5,258,807
Mondelez International, Inc.	344,118	17,498,400
Nomad Foods Ltd. (a)	127,893	2,713,890
PepsiCo, Inc.	205,759	26,337,152
		$72,997,630
Gaming & Lodging – 1.0%
Marriott International, Inc., “A”	188,715	$23,559,181
General Merchandise – 1.4%
Dollar General Corp.	147,006	$18,710,924
Dollar Tree, Inc. (a)	146,267	14,859,264
		$33,570,188
Health Maintenance Organizations – 1.4%
Cigna Corp.	132,590	$19,625,972
Humana, Inc.	63,953	15,659,531
		$35,285,503
Insurance – 4.2%
Aon PLC	269,555	$48,538,769
Assurant, Inc.	90,523	9,048,679
Chubb Ltd.	123,886	18,096,028
Everest Re Group Ltd.	19,528	4,836,305
Hartford Financial Services Group, Inc.	181,367	9,550,786
MetLife, Inc.	167,121	7,722,661

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Reinsurance Group of America, Inc.	34,730	$5,142,124
		$102,935,352
Internet – 4.7%
Alphabet, Inc., “A” (a)(s)	63,257	$69,993,870
Facebook, Inc., “A” (a)	250,859	44,519,947
		$114,513,817
Leisure & Toys – 0.8%
Brunswick Corp.	101,021	$4,190,351
Electronic Arts, Inc. (a)	159,007	14,800,372
		$18,990,723
Machinery & Tools – 1.3%
Flowserve Corp.	164,305	$7,631,967
IDEX Corp.	34,904	5,330,190
ITT, Inc.	86,016	4,956,242
Roper Technologies, Inc.	43,856	15,082,956
		$33,001,355
Major Banks – 1.8%
Goldman Sachs Group, Inc.	127,519	$23,270,942
PNC Financial Services Group, Inc.	108,132	13,760,878
State Street Corp.	113,507	6,271,262
		$43,303,082
Medical & Health Technology & Services – 1.4%
Guardant Health, Inc. (a)	25,626	$1,970,127
HCA Healthcare, Inc.	88,543	10,710,161
ICON PLC (a)	66,934	9,475,177
IDEXX Laboratories, Inc. (a)	21,305	5,321,350
McKesson Corp.	57,258	6,993,492
		$34,470,307
Medical Equipment – 4.2%
Becton, Dickinson and Co.	67,419	$15,738,291
Boston Scientific Corp. (a)	441,743	16,967,349
Danaher Corp.	76,854	10,145,497
Masimo Corp. (a)	43,858	5,733,995
Medtronic PLC	314,866	29,150,294
PerkinElmer, Inc.	126,029	10,881,344
STERIS PLC	48,190	6,442,039
West Pharmaceutical Services, Inc.	73,408	8,412,557
		$103,471,366
Natural Gas - Pipeline – 0.4%
Enterprise Products Partners LP	239,088	$6,668,164
Equitrans Midstream Corp.	209,251	4,155,725
		$10,823,889
Network & Telecom – 1.4%
Cisco Systems, Inc.	542,024	$28,201,509
Interxion Holding N.V. (a)	75,583	5,571,223
		$33,772,732
Oil Services – 0.6%
Apergy Corp. (a)	82,758	$2,566,326
Cactus, Inc., “A” (a)	119,217	3,880,513
Core Laboratories N.V.	104,558	4,981,143

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
Patterson-UTI Energy, Inc.	259,314	$2,756,508
		$14,184,490
Other Banks & Diversified Financials – 6.5%
Bank OZK	292,795	$8,461,776
BB&T Corp.	533,531	24,942,574
Citigroup, Inc.	497,528	30,921,365
EuroDekania Ltd. (u)	580,280	7,293
Mastercard, Inc., “A”	195,808	49,243,754
Prosperity Bancshares, Inc.	41,951	2,718,844
Signature Bank	95,733	10,966,215
U.S. Bancorp	444,944	22,336,189
Wintrust Financial Corp.	139,598	9,456,369
		$159,054,379
Pharmaceuticals – 6.5%
Elanco Animal Health, Inc. (a)	955,958	$29,902,366
Eli Lilly & Co.	175,893	20,393,035
Johnson & Johnson	269,295	35,318,039
Pfizer, Inc.	1,056,972	43,885,478
Zoetis, Inc.	288,565	29,159,493
		$158,658,411
Pollution Control – 0.5%
Evoqua Water Technologies LLC (a)	315,112	$3,708,868
Waste Connections, Inc.	84,339	7,981,843
		$11,690,711
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	79,843	$17,516,756
Kansas City Southern Co.	133,355	15,106,454
		$32,623,210
Real Estate – 2.7%
Industrial Logistics Properties Trust, REIT	481,105	$9,073,640
Life Storage, Inc., REIT	23,616	2,273,749
Medical Properties Trust, Inc., REIT	1,419,532	25,239,279
STORE Capital Corp., REIT	345,451	11,821,333
Sun Communities, Inc., REIT	32,209	4,067,030
W.P. Carey, Inc., REIT	175,905	14,601,874
		$67,076,905
Restaurants – 1.2%
Starbucks Corp.	280,087	$21,303,417
U.S. Foods Holding Corp. (a)	240,909	8,325,815
		$29,629,232
Specialty Chemicals – 0.2%
Univar, Inc. (a)	210,740	$4,216,907
Specialty Stores – 5.6%
Amazon.com, Inc. (a)(s)	45,134	$80,116,009
Costco Wholesale Corp.	88,074	21,100,769
Floor & Decor Holdings, Inc. (a)	260,114	9,239,249
Ross Stores, Inc.	187,144	17,402,521
Tractor Supply Co.	101,546	10,233,806
		$138,092,354

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 2.2%
American Tower Corp., REIT	258,365	$53,938,861
Telephone Services – 0.6%
Verizon Communications, Inc.	257,996	$14,022,083
Tobacco – 0.6%
Philip Morris International, Inc.	180,335	$13,909,239
Utilities - Electric Power – 3.2%
American Electric Power Co., Inc.	134,014	$11,541,286
Avangrid, Inc.	52,057	2,605,973
CenterPoint Energy, Inc.	233,767	6,648,333
CMS Energy Corp.	163,140	9,153,785
Evergy, Inc.	156,054	9,072,980
Exelon Corp.	230,997	11,106,336
NextEra Energy, Inc.	78,185	15,497,049
Southern Co.	72,877	3,898,920
Xcel Energy, Inc.	176,392	10,114,317
		$79,638,979
Total Common Stocks		$2,422,574,664
Convertible Preferred Stocks – 0.1%
Natural Gas - Distribution – 0.1%
South Jersey Industries, Inc.	37,587	$1,913,554
Utilities - Electric Power – 0.0%
American Electric Power Co., Inc.	13,400	$708,726
Total Convertible Preferred Stocks		$2,622,280
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 2.46% (v)	35,858,582	$35,858,582
Securities Sold Short – (0.6)%
Medical & Health Technology & Services – (0.3)%
Healthcare Services Group, Inc.	(242,368)	$(7,661,252)
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(44,300)	$(5,759,443)
Total Securities Sold Short		$(13,420,695)

Other Assets, Less Liabilities – 0.4%		9,089,954
Net Assets – 100.0%		$2,456,724,785
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $35,858,582 and $2,425,196,944, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At May 31, 2019, the fund had cash collateral of $135,417 and other liquid securities with an aggregate value of $22,220,894 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,377,569,115	$—	$—	$2,377,569,115
Canada	25,498,599	—	—	25,498,599
Ireland	9,475,177	—	—	9,475,177
United Kingdom	7,075,537	—	—	7,075,537
Netherlands	5,571,223	—	—	5,571,223
Cayman Islands	—	—	7,293	7,293
Mutual Funds	35,858,582	—	—	35,858,582
Total	$2,461,048,233	$—	$7,293	$2,461,055,526
Short Sales	$(13,420,695)	$—	$—	$(13,420,695)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/18	$73,250
Change in unrealized appreciation or depreciation	(65,957)
Balance as of 5/31/19	$7,293
The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2019 is $(65,957). At May 31, 2019, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$30,298,308	$470,294,108	$464,718,824	$(14,161)	$(849)	$35,858,582
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$633,755	$—